Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Line Items]
Pay vs Performance [Table Text Block]

Pay Versus Performance

Year	Summary Compensation Table Total for PEO ($)	Compensation actually paid to PEO ($)	Average Summary compensation table total for non-PEO named executive officers ($)	Compensation actually paid to non-PEO named officers ($)	Value of Fixed $100 Investment Based on Total Shareholder Return	Net Income ($)
2023	336,172	336,172	Not applicable	Not applicable	79.00	275,000
2022	327,306	327,306	Not applicable	Not applicable	93.97	100,000
2021	285,334	285,334	Not applicable	Not applicable	130.60	409,000

The Company’s principle executive officer, David L. Klenk, currently also serves as the Company’s chief financial officer. There are no other Named Executive Officers of the Company. The compensation actually paid to Mr. Klenk in 2023 and 2022 is the same as the amount appearing in the Summary Compensation Table. There were no defined benefit plans or actuarial pension plans covering the principle executive officer in 2023, 2022, or 2021. Mr. Klenk was granted options to purchase 25,000 shares in 2023 with 20% vesting upon the date of the grant and 20% vesting annually thereafter. There were no equity awards granted to Mr. Klenk in 2022 and 2021 and no equity awards from prior years that first vested in either 2023, 2022, or 2021. Mr. Klenk was also granted 35,000 restricted stock units which vest 20% on the first anniversary of the grant and 20% annually thereafter.

Analysis of the Information Presented in the Pay Versus Performance Table

We seek to incentivize long-term performance, and therefore do not specifically align our performance measures with “compensation actually paid” (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay Versus Performance table.

PEO Total Compensation Amount	$ 336,172	$ 327,306	$ 285,334
PEO Actually Paid Compensation Amount	$ 336,172	327,306	285,334
Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid and Cumulative TSR

The following graph shows the relationship of “compensation actually paid” to our principal executive officer in 2023, 2022 and 2021 to the cumulative TSR of Electro-Sensors assuming an initial investment of $100.

Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid and Net Income

The following graph shows the relationship of “compensation actually paid” to our principal executive officer in 2023, 2022, and 2021 to Electro-Sensors net income.

Total Shareholder Return Amount	$ 79.00	93.97	130.60
Net Income (Loss) Attributable to Parent	$ 275,000	$ 100,000	$ 409,000
PEO Name	David L. Klenk	David L. Klenk	David L. Klenk
Additional 402(v) Disclosure [Text Block]	We seek to incentivize long-term performance, and therefore do not specifically align our performance measures with “compensation actually paid” (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay Versus Performance table.